SHARE OPTION PLANS	12 Months Ended
Jun. 30, 2020
SHARE OPTION PLANS [Abstract]
SHARE OPTION PLANS
19.	SHARE OPTION PLANS

The share based payments expenses in the consolidated statements of profit or loss and other comprehensive income consist of the following:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Predecessor Stock Plan	-	-	154
2017 IBEX Stock Plan	-	4,132	7,475
Phantom Stock Plan	(31)	(300)	757
2018 Restricted Stock Awards (RSA)	95	255	-
2020 Long term Incentive Plan	295	-	-
Total	359	4,087	8,386

Share-based payments from discontinued operations	-	875	1,299

19.1.	2017 IBEX Stock Plan

On June 20, 2017, our board of directors and shareholders approved and adopted the Holding Company’s 2017 Stock Plan, as amended and restated on October 6, 2017 (the ‘‘2017 IBEX Plan’’). On February 21, 2018, the Company amended and restated its 2017 Stock Plan, increasing the maximum number of common shares of the Company that may be issued from 1,798,019 to 2,559,323.

On March 16, 2018, we effectuated a 1.11650536356898-to-1 reverse share split.

Purpose

We believe that the 2017 IBEX Plan will enable us to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, consultants and directors, and to promote the success of our business.

Types of Awards

The 2017 IBEX Plan provides for grants of stock options and restricted stock awards.

Eligibility

Selected employees, consultants or directors of our company or our affiliates will be eligible to receive non-statutory stock options and restricted stock awards under the 2017 IBEX Plan, but only employees of our company will be eligible to receive incentive stock options.

Administration

The 2017 IBEX Plan is administered by our board of directors, a committee (or subcommittee) appointed by our board of directors, or any combination, as determined by our board of directors. Subject to the provisions of the 2017 IBEX Plan and, in the case of a committee (or subcommittee), the specific duties delegated by our board of directors to such committee (or subcommittee), the administrator has the authority to, among other things, determine the per share fair market value of our common shares, select the individuals to whom awards may be granted; determine the number of shares covered by each award, approve the form(s) of agreement(s) and other related documents used under the 2017 IBEX Plan, determine the terms and conditions of awards, amend outstanding awards, establish the terms of and implement an option exchange program, and construe and interpret the terms of the 2017 IBEX Plan and any agreements related to awards granted under the 2017 IBEX Plan. Our board of directors may also delegate authority to one of more of our officers to make awards under the 2017 IBEX Plan.

Available Shares

The number of common shares that we may issue with respect to awards granted under the 2017 IBEX Plan will not exceed an aggregate of 2,559,323. This limit may be adjusted to reflect certain changes in our capitalization, such as share splits, reverse share splits, share dividends, recapitalizations, rights offerings, reorganizations, mergers, consolidations, spin-offs, split-ups and similar transactions. If an award expires or becomes unexercisable for any reason without having been exercised in full, or is surrendered pursuant to an option exchange program, the common shares subject to such award will be available for further awards under the 2017 IBEX Plan. Common shares used to pay the exercise or purchase price of an award or tax obligations will be treated as not issued and will continue to be available under the 2017 IBEX Plan. Common shares issued under the 2017 IBEX Plan and later forfeited to us due to the failure to vest or repurchased by us at the original purchase price paid to us for such common shares will again be available for future grant under the 2017 IBEX Plan.

Award Agreements

Awards granted under the 2017 IBEX Plan will be evidenced by award agreements, which need not be identical and which will be modified to the extent necessary to comply with applicable law in the relevant jurisdiction of the respective participant, that provide additional terms of the award, as determined by the administrator.

Stock Options

The 2017 IBEX Plan allows the administrator to grant incentive stock options, as that term is defined in section 422 of the Internal Revenue Code, or non-statutory stock options. Only our employees may receive incentive stock option awards. The term of each option may not exceed ten years, or five years in the case of an incentive stock option granted to a ten percent shareholder. No incentive stock option or non-qualified stock option may have an exercise price less than the fair market value of a common share at the time of grant or, in the case of an incentive stock option granted to a ten percent shareholder, 110% of such share’s fair market value. Options will be exercisable at such time or times and subject to such terms and conditions as determined by the administrator at grant and the exercisability of such options may be accelerated by the administrator.

Restricted Stock

The 2017 IBEX Plan allows the administrator to grant restricted stock awards. Once the restricted stock is purchased or received, the participant will have the rights equivalent to those of a holder of our common shares, and will be a record holder when his or her purchase and the issuance of the common shares is entered upon the records of our duly authorized transfer agent. Unless otherwise determined by the administrator, we will have a right to repurchase any grants of restricted stock upon a recipient’s voluntary or involuntary termination of employment for any reason at a price equal to the original purchase price of such restricted stock.

Stockholder Rights

Except as otherwise provided in the applicable award agreement, and with respect to an award of restricted stock, a participant will have no rights as a shareholder with respect to common shares covered by any award until the participant becomes the record holder of such common shares.

Amendment and Termination

Our board of directors may, at any time, amend or terminate the 2017 IBEX Plan but no amendment or termination may be made that would materially and adversely affect the rights of any participant under any outstanding award, without his or her consent.

Transferability

Subject to certain limited exceptions, awards granted under the 2017 IBEX Plan may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Effective Date; Term

The 2017 IBEX Plan became effective on June 20, 2017 and will expire on June 20, 2027 unless terminated earlier by the board of directors.

In December 2017, the Group granted 1,778,569 stock options to its employees of which 480,128 were vested. The remaining options will vest over periods of three to four years. There were no restricted stock awards granted in the same period. The weighted average exercise price of stock options granted was $6.81.

The fair value of share options granted was determined to be $8.428 per option.

The Group estimates the fair value of its stock options on the date of the grant using the Black Scholes option pricing model, which requires the use of certain estimates and assumptions that affect the reported amount of share-based compensation cost recognized in the profit or loss. These include estimates of the fair value of common shares, the expected term of stock options, expected volatility of the Holding Company's common shares, expected dividends and the risk-free interest rate:

Fair value of common shares

The estimated fair value of the common shares underlying the share options has been determined to be $14.00 per share.

Expected term

The expected term of options granted is 4.92 years. The Group assumes all options will be exercised at the contractual term of the option.

Volatility

Management used an average volatility of comparable listed companies of 35.6% at the time of grant calculations.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk-free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The average risk-free rate used for options granted was 2.26%.

A summary of the stock options outstanding and exercisable as of June 30, 2020 and 2019 are as follows:

	2020		2019
	Weighted average exercise price	Share Options (Number)	Weighted average exercise price	Share Options (Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	-	-	6.81	1,633,170
Options granted during the period	-	-	-	-
Options exercised during the period	-	-	-	-
Options forfeited / cancelled / expired during the period	-	-	(6.81)	(1,633,170)
Options outstanding as of end of the period	-	-	-	-

Options exercisable as of end of the period		-		-

On December 28, 2018, the 2017 IBEX Plan was terminated pursuant to Section 11 of the 2017 IBEX Plan.  Pursuant to the termination of the Plan, all stock options under the 2017 IBEX Plan were cancelled. The Group recognized $4.9 million expense during the year ended June 30, 2019 including $3.2 million of additional expense to fully write off the plan

19.2.	Phantom Stock Plans

In February of 2018, each of IBEX Global Solutions (Private) Limited, DGS (Private) Limited, eTelequote(Private) Limited, IBEX Global Solutions (Philippines) Inc., IBEX Global ROHQ, IBEX Global Solutions Senegal S.A., and Virtual World (Private) Limited, and in March of 2018, each of IBEX Global Jamaica Limited, and IBEX Global Solutions Nicaragua SA adopted phantom stock plans (collectively, the ‘‘Phantom Stock Plans’’), which provide for grants of ‘‘phantom stock options’’ to certain of their executive officers and employees. Each Phantom stock option provides the participant with a contractual right to receive an amount equal to the difference between the fair market value of a vested common share of the Holding Company at the time of exercise and the exercise price of the option per share. In the event that the payment due to a grantee who has exercised an option exceeds $10,000, the relevant company may elect in its sole discretion to make payments in equal installments (without interest) over a period not exceeding three years, provided that each installment shall be no less than $10,000 (unless the residual amount is less than $10,000).

Fair value of common shares

The estimated fair value of the common shares underlying the share options has been determined to be $14.00 per share.

Expected term

The expected term of options granted is 4.65 - 4.67 years. In estimating the expected term, the subsidiary assumes all options will be exercised at the contractual term of the option.

Volatility

Management used an average volatility of comparable listed companies of 47.7%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2020 was 1.2%.

Those issued in February 2018 and March 2018 have a fair value of $8.458 and $8.464 per option respectively. A roll forward of the Phantom Shares are as follows:

	2020		2019
	Weighted average exercise price	Share Options (Number)	Weighted average exercise price	Share Options (Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	6.81	54,575	6.81	182,675
Options granted during the period	-	-	-	-
Options exercised during the period	-	-	-	-
Options forfeited / cancelled / expired during the period	-	-	-	(128,100)
Options outstanding as of end of the period	6.81	54,575	6.81	54,575

Options exercisable as of end of the period	6.81	45,684	6.81	41,993

A summary of the stock options outstanding and exercisable as of June 30, 2020 is as follows:

Exercise price or range US$	Number	Options outstanding Weighted average remaining life (years)	Weighted average exercise price US$	Number	Options exercisable Weighted average remaining life (years)	Weighted average exercise price US$
6.81	54,575	2.66	6.81	48,212	1.58	6.81

The weighted average fair value of the Phantom stock options as of June 30, 2020 is $6.81 (June 30, 2019: $8.46). For the year ended June 30, 2020, the Subsidiaries recognized an expense of share-based payment amounting to ($0.03 million) (June 30, 2019: $0.6 million). There were no Phantom Stock options with intrinsic value as of June 30, 2020. The liability under the Phantom stock option plan as of June 30, 2020 was $0.4 million included as other non-current liabilities in Note 14.

As of June 30, 2020, the unrecognized compensation expense associated with the phantom stock plan was $0.0 million and it will be recognized over the period of 19 months from the end of June 30, 2020.

On December 28, 2018, the Board of Directors, pursuant to a provision in the Phantom Stock Plans terminated the Phantom Stock Plans for IBEX Global Solutions (Private) Limited, DGS (Private) Limited, eTelequote (Private) Limited, IBEX Global Solutions Senegal S.A., Virtual World (Private) Limited, and IBEX Global Solutions Nicaragua SA.  All phantom stock options under these specific Phantom Stock Plans were cancelled upon termination of the identified Phantom Stock Plans. The Phantom Stock Plans for IBEX Global Solutions (Philippines) Inc., IBEX Global ROHQ, and IBEX Global Jamaica Limited remain in effect. The Group reversed the expense of $0.9 million of phantom stock in connection to forfeiture for vesting conditions not being met during the year ended June 30, 2019.

19.3.	2018 Restricted Stock Award Program

On December 21, 2018, our board of directors and shareholders approved and adopted the Holding Company’s 2018 Restricted Share Plan (the “2018 RSA Plan”). The following description of the 2018 RSA Plan is as follows.

Purpose

We believe that the 2018 RSA Plan will enable us to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, consultants and directors, and to promote the success of our business.

Types of Awards

The 2018 RSA Plan provides for grants of Restricted Share awards entitling recipients to acquire Class B Common Shares (“Restricted Shares”), subject to the right of the Holding Company to repurchase all or part of such Restricted Shares at their issue price or other stated or formula price (or to require forfeiture of such shares if issued at no cost) from the recipient in the event that conditions specified by our board of directors in the applicable Restricted Share award are not satisfied prior to the end of the applicable restriction period or periods established by our board of directors for such Restricted Share award.

Eligibility

Selected employees, consultants or directors of our company or our affiliates will be eligible to receive non-statutory Restricted Share awards under the 2018 RSA Plan, but only employees of our company will be eligible to receive incentive stock awards

Administration

The 2018 RSA Plan is administered by our board of directors, a committee (or subcommittee) appointed by our board of directors, or any combination, as determined by our board of directors. Subject to the provisions of the 2018 RSA Plan and, in the case of a committee (or subcommittee), the specific duties delegated by our board of directors to such committee (or subcommittee), the administrator has the authority to, among other things, determine the per share fair market value of our common shares, select the individuals to whom awards may be granted; determine the number of shares covered by each award, approve the form(s) of agreement(s) and other related documents used under the 2018 RSA Plan, determine the terms and conditions of awards, amend outstanding awards, establish the terms of and implement an option exchange program, and construe and interpret the terms of the 2018 RSA Plan and any agreements related to awards granted under the 2018 RSA Plan. Our board of directors may also delegate authority to one of more of our officers to make awards under the 2018 RSA Plan.

Available Shares

Subject to adjustment, Restricted Share awards may be granted under the Plan for up to 2,559,323.13 Class B common shares, $0.000111650536 par value per Class B common share, of the Group (the “Class B Common Shares”). Restricted Shares issued under the 2018 RSA Plan may consist in whole or in part of authorized but unissued shares or treasury shares.

This limit may be adjusted to reflect certain changes in our capitalization, such as share splits, reverse share splits, share dividends, recapitalizations, rights offerings, reorganizations, mergers, consolidations, spin-offs, split-ups and similar transactions.

If any Restricted Share award expires or is forfeited in whole or in part (including as the result of Class B Common Shares subject to such Restricted Share award being repurchased by the Company pursuant to a contractual repurchase right or being forfeited back to the Company), the unused Class B Common Shares covered by such Restricted Share award shall again be available for the grant of Restricted Shares.  Additionally, any Class B Common Shares delivered to the Company by a participant to either used to purchase additional Restricted Shares or to satisfy the applicable tax withholding obligations with respect to Restricted Shares (including shares retained from the Restricted Share award creating the tax obligation) shall be added back to the number of shares available for the future grant of Restricted Shares.

Restricted Shares

The board of directors may grant Restricted Share awards entitling recipients to acquire Class B Common Shares (“Restricted Shares”), subject to the right of the Company to repurchase all or part of such Restricted Shares at their issue price or other stated or formula price (or to require forfeiture of such shares if issued at no cost) from the recipient in the event that conditions specified by the board of directors in the applicable Restricted Share award are not satisfied prior to the end of the applicable restriction period or periods established by the board of directors for such Restricted Share award.

The board of directors shall determine the terms and conditions of a Restricted Share award, including the conditions for vesting and repurchase (or forfeiture) and the issue price, if any.

Stockholder Rights

Except as otherwise provided in the applicable award agreement, and with respect to an award of Restricted Shares, a participant will have no rights as a shareholder with respect to common shares covered by any award until the participant becomes the record holder of such common shares.

Amendment and Termination

Our board of directors may, at any time, amend or terminate the 2018 RSA Plan but no amendment or termination may be made that would materially and adversely affect the rights of any participant under any outstanding award, without his or her consent.

Transferability

Subject to certain limited exceptions, awards granted under the 2018 RSA Plan may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Effective Date; Term

The 2018 RSA Plan in December 2018 granted 2,373,374 shares, of which 721,596 shares vested on December 31, 2018.  The remaining awards will vest between 13 months to 4 years, depending on the individual.

Fair value of common shares

The fair market value per share at the time of issuance was $0.61 which was derived from using the Monte Carlo simulation.

Expected term

The expected term of options granted is 3.84 years. The Group assumes all options will be exercised at the contractual term of the option.

Volatility

Management used an average volatility of comparable companies of 26.0%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2020 was 2.87%.

The Company has bifurcated the 2018 RSA Plan into three categories based on the vesting conditions and vesting period of the Restricted Share awards:

•	2018 RSA Plan – Non-Executive Management

•	2018 RSA Plan Non-Performance – Executive Leadership Team

•	2018 RSA Plan Performance – Executive Leadership Team

2018 RSA Plan – Non-Executive Management

A summary of the Restricted Share awards (“RSAs”) outstanding and exercisable as of June 30, 2020 and June 30, 2019 are as follows:

	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	916,929	-	-
RSAs granted during the period	-	-	0.61	916,929
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	(0.61)	(266,736)	-	-
RSAs outstanding as of end of the period	0.61	650,193	0.61	916,929

RSAs vested as of end of the period	0.61	481,859	0.61	438,638

The 928,124 Restricted Share awards were granted under the 2018 RSA Plan in December 31, 2018 that vest over time, with an initial portion vesting at December 31, 2018 and the remainder vesting equally on a monthly basis for a period of 13 months to four years.

As of June 30, 2020 and June 30, 2019, 481,859, or 74.1% and 438,638, or 47.8% respectively, of the outstanding Restricted Share awards have vested. The Company recognized the amount of stock compensation expense for Restricted Share awards initially vesting on the first vesting date. The total expense recognized during the year ended June 30, 2020 and June 30, 2019 was $0.1 million and $0.3 million, respectively.

As of June 30, 2020, the unrecognized compensation expense associated with the Restricted Share awards was $0.1 million, and it will be recognized over the period of 19 months from the end of June 30, 2020.

2018 RSA Plan Non-Performance – Executive Leadership Team

Members of executive management are primarily based in the United States.  All U.S.-based members of executive management have filed an 83(b) election, which provides that such equity be taxed by the Internal Revenue Service (the “IRS”) at the time of grant, rather than at the time of vesting and shall result in such Restricted Share awards being taxed as capital gains rather than ordinary income. All U.S. members of executive leadership team have purchased the Restricted Shares through a promissory note, which is subject to 3% interest (the “Notes”).  The Notes are considered to be a related party loan (see Related Party Transactions, Note 23). The Notes are a 50% / 50% split between recourse and non–recourse, with the non-recourse portion being secured by those Restricted Shares issued to the borrower. The Group did not record the expense of the both recourse and non–recourse components.

A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2020 and June 30, 2019 are as follows:

	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	1,006,519	-	-
RSAs granted during the period	-	-	0.61	1,006,519
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	0.61	(87,800)	-	-
RSAs outstanding as of end of the period	0.61	918,719	0.61	1,006,519

RSAs vested as of end of the period	0.61	647,702	0.61	518,197

The 970,893 Restricted Share awards were granted under the 2018 RSA Plan in December 31, 2018 that vest over time, with an initial portion vesting at December 31, 2018 and the remainder vesting equally on a monthly basis for a period of 24 months to four years.

As of June 30, 2020 and June 30, 2019, 647,702, or 70.5% and 518,197, or 51.5%, respectively, of the outstanding Restricted Share awards have vested.

2018 RSA Plan Performance – Executive Leadership Team

Performance-based Restricted Share awards vest based on certain performance criteria, which are:

•	the consummation of a successful initial public offering on or before December 31, 2019: The restricted shares allotted to this criteria are 170,680.

•
an initial public offering of the Group’s class A common shares, and thereafter, the average price per share traded in such public market equals or exceeds $17.42 per share at any point in time: The restricted shares allotted to this criteria are 103,264.

•	meeting specific revenue and EBITDA targets during the period from January 1, 2019 to December 31, 2019: The restricted shares allotted to this criteria are 10,000.

	2020		2019
	Grant Date Fair Market Value	RSA (Number)	Grant Date Fair Market Value	RSA (Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	449,926	-	-
RSAs granted during the period	-	-	0.61	449,926
RSAs exercised during the period	-	-	-	-
RSAs forfeited / cancelled / expired during the period	0.61	(177,178)	-	-
RSAs outstanding as of end of the period	0.61	272,748	0.61	449,926

RSAs vested as of end of the period	0.61	46,809	0.61	-

As of June 30, 2020 and June 30, 2019, 46,809, or 17.2% and nil, or nil%, respectively, of the outstanding Restricted Share awards have vested.

On December 23, 2019, the Company entered into amendments to the restricted share awards with certain members of management and directors (the ‘2019 RSA Amendments’) covering an aggregate of 103,264 restricted common shares. The terms of the original restricted share awards provided for vesting upon an initial public offering on a public exchange in the United States by December 31, 2019.  The 2019 RSA Amendments provide for an extension of the date by which such initial public offering must occur to June 30, 2020. There would be no change in the fair value per share due to the modification. These RSA agreements were further amended on June 30, 2020 as referred below:

On January 28, 2020, the board of directors of the Company deemed certain performance triggers to be achieved with respect to restricted share awards with certain members of management and directors (the ‘2020 RSA Amendments’) covering an aggregate of 67,176 restricted common shares. The terms of the valuation trigger associated with such RSAs were not modified. The fair value of certain of the common shares subject to the RSAs were not changed due to the modification.

On May 20, 2020, the Board of Directors approved extraordinary payment to the members of  executive management, in the amount set forth for each individual, to be paid directly to the Company in satisfaction in full of the Promissory Note entered into by each individual at the time of issuance of Restricted Stock Award Plan, including a tax gross up to cover any tax implications that may result from repayment of such loan on behalf of the individual which shall be withheld and paid directly to the IRS and that such Promissory Note shall be effectively cancelled upon payment.

On June 30, 2020, the Company entered into further amendments to the restricted share awards with certain members of management and directors (the ‘2020 RSA Amendments’) covering an aggregate of 78,264 restricted common shares. The terms of the original restricted share awards (amended by 2019 RSA amendments) provided for vesting upon an initial public offering on a public exchange in the United States by June 30, 2020.  The 2020 RSA Amendments provide for an extension of the date by which such initial public offering must occur to December 31, 2020. The fair value per share were not changed due to this modification.

The Group will not issue further shares under this 2018 RSA plan and that the remaining shares of 707,535 were transferred to the 2020 Long Term Incentive Plan (Note 19.4) on May 20, 2020.

Please refer to Note 30.2 for the Restricted Share awards repurchased from Etelequote Limited employees during the year ended June 30, 2020.

19.4.	2020 Long term incentive plan

On June 30, 2020, our board of directors and shareholders approved and adopted the Holding Company’s 2020 Long term incentive plan (the “2020 LTIP”). The following description of the 2020 LTIP is as follows.

Purpose

We believe that the 2020 LTIP will enable us to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, consultants and directors, and to promote the success of our business.

Types of Awards

The 2020 LTIP provides for grants of stock options.

Eligibility

Selected employees, consultants or directors of our company or our subsidiaries will be eligible to receive non-statutory Restricted Share awards under the 2020 LTIP, but only employees of our company will be eligible to receive incentive stock awards

Administration

The 2020 LTIP is administered by our administrator appointed by our board of directors, or any combination, as determined by our board of directors. Subject to the provisions of the 2020 LTIP and, in the case of a committee (or subcommittee), the specific duties delegated by our board of directors to such committee (or subcommittee), the administrator has the authority to, among other things, determine the per share fair market value of our common shares, select the individuals to whom awards may be granted; determine the number of shares covered by each award, approve the form(s) of agreement(s) and other related documents used under the 2020 LTIP, determine the terms and conditions of awards, amend outstanding awards, establish the terms of and implement an option exchange program, and construe and interpret the terms of the 2020 LTIP and any agreements related to awards granted under the 2020 LTIP. Our board of directors may also delegate authority to one of more of our officers to make awards under the 2020 LTIP.

Available Shares

The number of common shares that we may issue with respect to awards granted under the 2020 LTIP will not exceed an aggregate of 1,287,326.13. This limit may be adjusted to reflect certain changes in our capitalization, such as share splits, reverse share splits, share dividends, recapitalizations, rights offerings, reorganizations, mergers, consolidations, spin-offs, split-ups and similar transactions. If an award expires or becomes unexercisable for any reason without having been exercised in full, or is surrendered pursuant to an option exchange program, the common shares subject to such award will be available for further awards under the 2020 LTIP. Common shares used to pay the exercise or purchase price of an award or tax obligations will be treated as not issued and will continue to be available under the 2020 LTIP. Common shares issued under the 2020 LTIP and later forfeited to us due to the failure to vest or repurchased by us at the original purchase price paid to us for such common shares will again be available for future grant under the 2020 LTIP.

Stock Options

The 2020 LTIP allows the administrator to grant incentive stock options, as that term is defined in section 422 of the Internal Revenue Code, or non-statutory stock options. Only our employees may receive incentive stock option awards. The term of each option may not exceed ten years. No incentive stock option or non-qualified stock option may have an exercise price less than the fair market value of a common share at the time of grant. Options will be exercisable at such time or times and subject to such terms and conditions as determined by the administrator at grant and the exercisability of such options may be accelerated by the administrator.

Restricted Stock

The 2020 LTIP allows the administrator to grant restricted stock awards. Once the restricted stock is purchased or received, the participant will have the rights equivalent to those of a holder of our common shares, and will be a record holder when his or her purchase and the issuance of the common shares is entered upon the records of our duly authorized transfer agent. Unless otherwise determined by the administrator, we will have a right to repurchase any grants of restricted stock upon a recipient’s voluntary or involuntary termination of employment for any reason at a price equal to the original purchase price of such restricted stock.

Stockholder Rights

Except as otherwise provided in the applicable award agreement, and with respect to an award of Restricted Shares, a participant will have no rights as a shareholder with respect to common shares covered by any award until the participant becomes the record holder of such common shares.

Amendment and Termination

Our board of directors may, at any time, amend or terminate the 2020 LTIP but no amendment or termination may be made that would materially and adversely affect the rights of any participant under any outstanding award, without his or her consent.

Transferability

Subject to certain limited exceptions, awards granted under the 2020 LTIP may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Effective Date; Term

On June 30, 2020 the Company’s board of directors approved the issuance of 338,432 options, of which 40,500 options were vested on June 30, 2020.  The remaining awards will vest between 13 months to 4 years, depending on the individual.

Fair value of common shares

The fair market value per share at the time of issuance was $12.66 which was derived from using the Monte Carlo simulation.

Expected term

The expected term of options granted is 10 years. The Group assumes all options will be exercised at the contractual term of the option.

Volatility

Management used an average volatility of comparable companies of 47.7%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2020 was 1.2%.

	2020
	Weighted average exercise price	Share Options (Number)
	(US$)
Options outstanding as of beginning of the period	12.75	338,432
Options granted during the period	-	-
Options exercised during the period	-	-
Options forfeited / cancelled / expired during the period	-	-
Options outstanding as of end of the period	12.75	338,432

Options exercisable as of end of the period	12.75	40,500

The 338,432 options granted under the 2020 LTIP on June 30, 2020 vest over time, with an initial portion vesting at June 30, 2020 and the remainder vesting equally on a monthly basis for a period of 13 months to four years.

The total expense recognized during the fiscal year ended June 30, 2020 was $0.3 million.

As of June 30, 2020, the unrecognized compensation expense associated with the Long term Incentive Plan was $2.2 million, and it will be recognized over the period of 48 months from the end of June 30, 2020.

The Group recognized $1.3 million and $4.9 million of stock based compensation expense (including 2017 IBEX stock plan, Phantom stock plan and 2018 RSA Plan) for the year ended June 30, 2020 and 2019 respectively including nil and $0.9 million for the year ended June 30, 2020 and 2019 respectively related to disposal of subsidiary (see Note 30.2).